UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
_______________________________________________________________________

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2013
Security	Share Quantity	Market Value ($)	Pct. Assets

COMMON STOCK

Consumer Discretionary
General Motors Co *	30000	1,076,100	2.3
Kohls Corp	23000	1,218,540	2.6
Lowe's Companies Inc.	50000	2,229,000	4.7
Tupperware Corp.	12000	1,011,360	2.1
Western Union Company	65000	1,167,400	2.4
Total Consumer Discretionary		6,702,400	14.1

Consumer Staples
Nestle SA ADR	12500	849,688	1.8
Total Consumer Staples		849,688	1.8

Energy
Devon Energy Corp.	13000	715,130	1.5
ExxonMobil Corp.	24000	2,250,000	4.7
National Oilwell Varco	27000	1,894,590	4
Noble Corp.	17000	649,400	1.4
WPX Energy, Inc. *	8000	153,680	0.3
Total Energy		5,662,800	11.9

Financials
Aflac Inc.	26000	1,603,680	3.4
American Express Co.	17000	1,254,090	2.6
American Intl Group Inc	25000	1,137,750	2.4
Berkshire Hathaway Inc. - B *	19250	2,230,498	4.7
PNC Financial Services Group	20000	1,521,000	3.2
Total Financials		7,747,018	16.3

Health Care
Express Scripts Hldg Co *	16000	1,048,800	2.2
Johnson & Johnson	15000	1,402,500	2.9
Novartis AG ADR	22000	1,575,420	3.3
Pfizer Inc.	65000	1,899,950	4
Wellpoint Inc.	12000	1,026,720	2.2
Total Health Care		6,953,390	14.6

Industrials
3M Co.	8000	939,440	2
Automatic Data Process.	23000	1,658,070	3.5
General Electric Co.	75000	1,827,750	3.8
Johnson Controls Inc.	53000	2,131,130	4.5
Thermo Fisher Scientific Inc.	10000	911,100	1.9
United Parcel Service - B	9000	781,200	1.6
Total Industrials		8,248,690	17.3

Information Technology
Apple Computer Inc.	3100	1,402,750	2.9
Cisco Systems Inc.	50000	1,277,500	2.7
Google Inc. Cl A *	1400	1,242,640	2.6
Intel Corp.	60000	1,398,000	2.9
Microsoft Corp.	55000	1,750,650	3.7
Total Information Technology		7,071,540	14.8

Materials
Compass Minerals International	12000	907,200	1.9
Horsehead Holding Corp. *	100000	1,225,000	2.6
Methanex Corp.	18983	907,957	1.9
Steel Dynamics, Inc.	20000	311,200	0.7
Total Materials		3,351,357	7.1

TOTAL COMMON STOCK (Cost $30,897,956)		46,586,883	97.9

Exchange Traded Funds
WisdomTree Emerging Markets	11500	566,375	1.2
Total Exchange Traded Funds (Cost $615,092)		566,375	1.2

Cash and Short-Term Investments
First Western Bank Collective Asset	522734	522,734	0.9

Total investments (Cost $32,035,782)		47,675,992	100.0
Other Assets Less Liabilities		(2,927)	0.0

TOTAL NET ASSETS		47,673,065	100.0

* Non-income producing investments

At July 31, 2013 unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$ 15,766,039
Depreciation	(95,074)

Net appreciation on investments	$ 15,670,965

At July 31, 2013, the cost of investments for federal income tax purposes was $32,035,782.

SECURITIES VALUATION.  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2013.

Description	Investments in Securities

Level 1 - Quoted prices	$47,153,258
Level 2 - Other significant observable inputs	–
Level 3 - Significant unobservable inputs	–

Total	$47,153,258

ITEM 2.  CONTROLS AND PROCEDURES

(a)     Based on an evaluation of the disclosure controls and procedures (as defined  in  Rule 30a-3(c)  under  the  Investment  Company  Act  of 1940), the President  and  the Treasurer  of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)     There was no change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the most recent fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM 3.  EXHIBITS

(a)     Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC. Date: September 25, 2013 /s/ Thomas P. Meehan Thomas P. Meehan, President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2013 /s/ Thomas P. Meehan Thomas P. Meehan, President Date: September 25, 2013 /s/ Paul P. Meehan Paul P. Meehan, Chief Compliance Officer and Treasurer